Goodwill (Details) (USD $)	12 Months Ended			0 Months Ended		3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 14, 2011 North Atlantic Restructuring	Mar. 31, 2011 North Atlantic Restructuring jack_up_rig	Mar. 31, 2011 North Atlantic Restructuring jack_up_rig
Goodwill [Line Items]
Number of offshore drilling units under construction					1	1
Transactions under common control, consideration transferred				$ 675,000,000	$ 2,354,800,000	$ 2,354,800,000
Net assets purchased entities				744,500,000	1,047,700,000	1,047,700,000
Goodwill	480,600,000	480,600,000			480,600,000	480,600,000
Goodwill, impairment loss	0	0	0
Goodwill, impaired, accumulated impairment loss	$ 0	$ 0	$ 0